Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents

12. Cash and cash equivalents

As of June 30, 2026 and December 31, 2025, there were no restricted cash and cash equivalent balances. Cash and cash equivalent balances as of June 30, 2026 include investments in money market funds of €318.3 million at fair market value. (Cost: €323.7 million). December 31, 2025 include investments in money market funds of €232.5 million at fair market value. (Cost: €241.2 million).